Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
In accordance with the SEC’s new PVP rules, the following table sets forth the compensation for the PEO and the average compensation for the other NEOs, both as reported in the 2022 Summary Compensation Table (“SCT”) above in this Proxy Statement and with certain adjustments to reflect the CAP to such individuals, for each of 2022, 2021, and 2020. The table also provides information on the Company cumulative TSR, the cumulative TSR of the Company’s peer group, GAAP net income and Organic Constant Currency Adjusted EBITDA growth.

Year(1)	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO(2)(3)(4)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($M)(6)	OCC Adjusted EBITDA Growth (7)
	Stephenson	Shavel	Stephenson	Shavel			Verisk TSR	Peer Group TSR (5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$11,539,051	$9,497,341	($6,332,838)	$6,732,273	$4,134,272	$2,547,625	$120.44	$119.74	$954.3	7.4%

2021	$12,796,321	N/A	$16,416,053	N/A	$3,207,448	$3,917,525	$155.07	$154.61	$666.3	4.7%

2020	$10,013,372	N/A	$27,909,134	N/A	$3,262,117	$7,939,143	$139.89	$127.85	$712.7	9.8%

(1)
Scott G. Stephenson was the PEO in 2020, 2021 and from January 1, 2022 through his retirement on May 25, 2022. Beginning on May 25, 2022, Lee M. Shavel was the PEO. For 2022, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2021, the
non-PEO
NEOs included Lee M. Shavel, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2020, the
non-PEO
NEOs included Lee M. Shavel, Nick Daffan, Mark V. Anquillare and Kenneth E. Thompson.

(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compensation Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

	2022		2021	2020

PEO SCT Total to CAP Reconciliation	Stephenson	Shavel	Stephenson	Stephenson

Summary Compensation Table Total	$11,539,051	$9,497,341	$12,796,321	$10,013,372

Deduction for SCT “Stock Awards” column value	($8,400,001)	($6,420,689)	($7,875,006)	($5,625,065)

Deduction for SCT “Option Awards” column value	($2,100,016)	($1,105,324)	($2,625,006)	($1,874,942)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	$0	($98,355)	($73,496)

Total Deductions from SCT	($10,500,017)	($7,526,013)	($10,598,367)	($7,573,503)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,686,913	$7,539,174	$14,021,396	$13,298,392

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($3,245,127)	($1,743,448)	$2,539,694	$10,128,267

Increase for vesting date fair value of equity granted and vested during year	$1,751,269	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($8,564,927)	($1,034,781)	($2,342,991)	$2,042,605

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0

Total Adjustments	($7,371,873)	$4,760,945	$14,218,099	$25,469,265

Compensation Actually Paid (SCT minus deductions plus total adjustments)	($6,332,838)	$6,732,273	$16,416,053	$27,909,134

Average Non-PEO NEO SCT Total to CAP Reconciliation	2022	2021	2020

Summary Compensation Table Total	$4,134,272	$3,207,448	$3,262,117

Deduction for SCT “Stock Awards” column value	($2,690,771)	($1,520,386)	($1,373,430)

Deduction for SCT “Option Awards” column value	($297,717)	($425,107)	($457,820)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	($58,174)	($66,761)

Total Deductions from SCT	($2,988,488)	($2,003,667)	($1,898,011)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,821,246	$2,587,735	$3,247,054

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($835,414)	$551,657	$2,768,097

Increase for vesting date fair value of equity granted and vested during year	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($583,991)	($425,648)	$559,886

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0

Total Adjustments	$1,401,841	$2,713,744	$6,575,037

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$2,547,625	$3,917,525	$7,939,143

(3)
The fair value of PSUs reporting for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each fiscal year for internal metrics (i.e., EBITDA & ROIC) and Monte Carlo simulation valuation model for market metrics (i.e., TSR vs. performance peer group), in accordance with FASB ASC 718. PSUs will ultimately vest based on measured performance through the end of the three-year performance period for the relevant metrics.

Pay Versus Performance

(4)
The fair value of stock option awards reporting for CAP purposes in columns (c) and (e) was determined using the Black-Scholes option pricing model using materially the same assumptions as disclosed at the initial grant.

(5)
Reflects the total shareholder return indexed to $100 per share for the fourteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
for the year ended December 31, 2022.

(6)	Reflects “Net Income” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
(7)
Reflects the Organic Constant Currency Adjusted EBITDA Growth amounts used by our Talent Management and Compensation Committee to determine our NEOs STI outcomes. EBITDA represents GAAP net income from continuing operations adjusted for (i) depreciation and amortization of fixed assets; (ii) amortization of intangible assets; (iii) interest expense; and (iv) provision for income taxes. Adjusted EBITDA represents EBITDA adjusted for acquisition-related costs (earn-outs), gain/loss from dispositions (which includes businesses held for sale), and nonrecurring gain/loss. Organic is defined as operating results excluding the effect of recent acquisitions and dispositions (which include businesses held for sale) that have occurred over the past year. Constant Currency is calculated by translating comparable prior-year-period results at the currency exchange rates used in the current period. Organic Constant Currency Adjusted EBITDA growth was subject to further normalization by our Talent Management and Compensation Committee in 2022 to eliminate the financial impact of certain items, including, among others, normalizing for the cessation of Russian operations and adjusting for the timing of the divestitures of the 3E, Verisk Financial Services, and Energy businesses.

Company Selected Measure Name	OCC Adjusted EBITDA Growth
Named Executive Officers, Footnote [Text Block]	For 2022, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2021, the
non-PEO
NEOs included Lee M. Shavel, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2020, the
non-PEO
	NEOs included Lee M. Shavel, Nick Daffan, Mark V. Anquillare and Kenneth E. Thompson.
Peer Group Issuers, Footnote [Text Block]	Reflects the total shareholder return indexed to $100 per share for the fourteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
	for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compensation Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

	2022		2021	2020

PEO SCT Total to CAP Reconciliation	Stephenson	Shavel	Stephenson	Stephenson

Summary Compensation Table Total	$11,539,051	$9,497,341	$12,796,321	$10,013,372

Deduction for SCT “Stock Awards” column value	($8,400,001)	($6,420,689)	($7,875,006)	($5,625,065)

Deduction for SCT “Option Awards” column value	($2,100,016)	($1,105,324)	($2,625,006)	($1,874,942)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	$0	($98,355)	($73,496)

Total Deductions from SCT	($10,500,017)	($7,526,013)	($10,598,367)	($7,573,503)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,686,913	$7,539,174	$14,021,396	$13,298,392

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($3,245,127)	($1,743,448)	$2,539,694	$10,128,267

Increase for vesting date fair value of equity granted and vested during year	$1,751,269	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($8,564,927)	($1,034,781)	($2,342,991)	$2,042,605

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0

Total Adjustments	($7,371,873)	$4,760,945	$14,218,099	$25,469,265

Compensation Actually Paid (SCT minus deductions plus total adjustments)	($6,332,838)	$6,732,273	$16,416,053	$27,909,134

Average Non-PEO NEO SCT Total to CAP Reconciliation	2022	2021	2020

Summary Compensation Table Total	$4,134,272	$3,207,448	$3,262,117

Deduction for SCT “Stock Awards” column value	($2,690,771)	($1,520,386)	($1,373,430)

Deduction for SCT “Option Awards” column value	($297,717)	($425,107)	($457,820)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	($58,174)	($66,761)

Total Deductions from SCT	($2,988,488)	($2,003,667)	($1,898,011)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,821,246	$2,587,735	$3,247,054

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($835,414)	$551,657	$2,768,097

Increase for vesting date fair value of equity granted and vested during year	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($583,991)	($425,648)	$559,886

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0

Total Adjustments	$1,401,841	$2,713,744	$6,575,037

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$2,547,625	$3,917,525	$7,939,143

Non-PEO NEO Average Total Compensation Amount	$ 4,134,272	$ 3,207,448	$ 3,262,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,547,625	3,917,525	7,939,143
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compensation Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

	2022		2021	2020

PEO SCT Total to CAP Reconciliation	Stephenson	Shavel	Stephenson	Stephenson

Summary Compensation Table Total	$11,539,051	$9,497,341	$12,796,321	$10,013,372

Deduction for SCT “Stock Awards” column value	($8,400,001)	($6,420,689)	($7,875,006)	($5,625,065)

Deduction for SCT “Option Awards” column value	($2,100,016)	($1,105,324)	($2,625,006)	($1,874,942)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	$0	($98,355)	($73,496)

Total Deductions from SCT	($10,500,017)	($7,526,013)	($10,598,367)	($7,573,503)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,686,913	$7,539,174	$14,021,396	$13,298,392

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($3,245,127)	($1,743,448)	$2,539,694	$10,128,267

Increase for vesting date fair value of equity granted and vested during year	$1,751,269	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($8,564,927)	($1,034,781)	($2,342,991)	$2,042,605

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0

Total Adjustments	($7,371,873)	$4,760,945	$14,218,099	$25,469,265

Compensation Actually Paid (SCT minus deductions plus total adjustments)	($6,332,838)	$6,732,273	$16,416,053	$27,909,134

Average Non-PEO NEO SCT Total to CAP Reconciliation	2022	2021	2020

Summary Compensation Table Total	$4,134,272	$3,207,448	$3,262,117

Deduction for SCT “Stock Awards” column value	($2,690,771)	($1,520,386)	($1,373,430)

Deduction for SCT “Option Awards” column value	($297,717)	($425,107)	($457,820)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0	($58,174)	($66,761)

Total Deductions from SCT	($2,988,488)	($2,003,667)	($1,898,011)

Increase for Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0

Increase for year end fair value of unvested equity granted during year	$2,821,246	$2,587,735	$3,247,054

Increase /(Deduction) for change in fair value of unvested equity granted in prior years	($835,414)	$551,657	$2,768,097

Increase for vesting date fair value of equity granted and vested during year	$0	$0	$0

Increase /(Deduction) for change in fair value of vested equity granted in prior years	($583,991)	($425,648)	$559,886

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0

Total Adjustments	$1,401,841	$2,713,744	$6,575,037

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$2,547,625	$3,917,525	$7,939,143

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company TSR, and Comparison of Peer TSR versus Company TSR
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our Company’s cumulative TSR during the three most recently completed fiscal years, as well as a comparison of the Company’s cumulative TSR over the same period to that of the fourteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form 10-K for the year ended December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and GAAP Net Income
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Organic Constant Currency Adjusted EBITDA Growth
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our Organic Constant Currency Adjusted EBITDA Growth during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Company TSR, and Comparison of Peer TSR versus Company TSR
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our Company’s cumulative TSR during the three most recently completed fiscal years, as well as a comparison of the Company’s cumulative TSR over the same period to that of the fourteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form 10-K for the year ended December 31, 2022.

Tabular List [Table Text Block]
Most Important Metrics Used for Linking Pay and Performance
The list below shows, in compliance with PVP regulations, the most important metrics the Company and the Talent Management and Compensation
Committee
consider when gauging Company performance. These measures, along with others, significantly impact compensation outcomes for the NEOs.

Metrics

Organic Constant Currency Adjusted EBITDA Growth

Organic Constant Currency Revenue Growth

Relative TSR

Incremental ROIC

Total Shareholder Return Amount	$ 120.44	155.07	139.89
Peer Group Total Shareholder Return Amount	119.74	154.61	127.85
Net Income (Loss)	$ 954,300,000	$ 666,300,000	$ 712,700,000
Company Selected Measure Amount	0.074	0.047	0.098
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Constant Currency Adjusted EBITDA Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Constant Currency Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Incremental ROIC
Scott G. Stephenson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,539,051	$ 12,796,321	$ 10,013,372
PEO Actually Paid Compensation Amount	$ (6,332,838)	16,416,053	27,909,134
PEO Name	Scott G. Stephenson
Lee M. Shavel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,497,341
PEO Actually Paid Compensation Amount	$ 6,732,273
PEO Name	Lee M. Shavel
PEO [Member] | Scott G. Stephenson [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,400,001)	(7,875,006)	(5,625,065)
PEO [Member] | Scott G. Stephenson [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,100,016)	(2,625,006)	(1,874,942)
PEO [Member] | Scott G. Stephenson [Member] | SCT Change in Pension Value and Nonqualified Deferred Compensation Earnings column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(98,355)	(73,496)
PEO [Member] | Scott G. Stephenson [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,500,017)	(10,598,367)	(7,573,503)
PEO [Member] | Scott G. Stephenson [Member] | Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Scott G. Stephenson [Member] | Fair value of unvested equity granted during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,686,913	14,021,396	13,298,392
PEO [Member] | Scott G. Stephenson [Member] | Vesting date fair value of equity granted and vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,751,269	0	0
PEO [Member] | Scott G. Stephenson [Member] | Fair value of unvested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,245,127)	2,539,694	10,128,267
PEO [Member] | Scott G. Stephenson [Member] | Change in fair value of vested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,564,927)	(2,342,991)	2,042,605
PEO [Member] | Scott G. Stephenson [Member] | Dividends not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Scott G. Stephenson [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,371,873)	14,218,099	25,469,265
PEO [Member] | Lee M. Shavel [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,420,689)
PEO [Member] | Lee M. Shavel [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,105,324)
PEO [Member] | Lee M. Shavel [Member] | SCT Change in Pension Value and Nonqualified Deferred Compensation Earnings column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lee M. Shavel [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,526,013)
PEO [Member] | Lee M. Shavel [Member] | Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lee M. Shavel [Member] | Fair value of unvested equity granted during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,539,174
PEO [Member] | Lee M. Shavel [Member] | Vesting date fair value of equity granted and vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lee M. Shavel [Member] | Fair value of unvested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,743,448)
PEO [Member] | Lee M. Shavel [Member] | Change in fair value of vested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,034,781)
PEO [Member] | Lee M. Shavel [Member] | Dividends not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lee M. Shavel [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,760,945
Non-PEO NEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,690,771)	(1,520,386)	(1,373,430)
Non-PEO NEO [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(297,717)	(425,107)	(457,820)
Non-PEO NEO [Member] | SCT Change in Pension Value and Nonqualified Deferred Compensation Earnings column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(58,174)	(66,761)
Non-PEO NEO [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,988,488)	(2,003,667)	(1,898,011)
Non-PEO NEO [Member] | Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair value of unvested equity granted during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,821,246	2,587,735	3,247,054
Non-PEO NEO [Member] | Vesting date fair value of equity granted and vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair value of unvested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(835,414)	551,657	2,768,097
Non-PEO NEO [Member] | Change in fair value of vested equity granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(583,991)	(425,648)	559,886
Non-PEO NEO [Member] | Dividends not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,401,841	$ 2,713,744	$ 6,575,037